Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Revenue	$ 215,023	$ 227,209	$ 206,290
Cost of Sales	(143,722)	(137,124)	(147,609)
Gross profit	71,301	90,085	58,681
EXPENSES & OTHER OPERATING INCOME:
Administrative expenses	(13,522)	(17,752)	(15,776)
Other operating income	5,121	2,562	12,040
Other operating expenses	(5,002)	(6,683)	(6,421)
Allowance for expected credit losses on financial assets	(541)	(341)	(76)
Operating profit/(loss)	57,357	67,871	48,448
Finance income	8,647	4,579	517
Finance costs	(48,928)	(41,185)	(40,337)
Foreign exchange differences, net	574	(1,596)	(1,355)
Loss on debt extinguishment	(4,157)	0	0
Other income	0	1,084	0
Profit/(loss) before tax	13,493	30,753	7,273
Income tax (expense)/income	(1,824)	(599)	1,137
Profit/(loss) for the year	$ 11,669	$ 30,154	$ 8,410